Designated accounting hedges (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Items Designated as Hedging Instruments
The following table provides a summary of financial instruments designated as hedging instruments:

		Notional amount of the hedging instrument (1)	Maturity range			Fair value of the hedging derivatives		Gains (losses) on changes in fair value used for calculating hedge ineffectiveness
$ millions, as at October 31			Less than 1 year	1-5 years	Over 5 years	Assets	Liabilities
2023	Cash flow hedges
	Foreign exchange risk
	Cross-currency interest rate swaps	$30,110	$15,853	$14,257	$–	$884	$796	$609
	Interest rate risk
	Interest rate swaps	38,508	5,542	32,775	191	–	76	(649)
	Equity share price risk
	Equity swaps	1,227	499	728	–	3	100	(288)
		$69,845	$21,894	$47,760	$191	$887	$972	$(328)
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	$2,603	$2,603	$–	$–	$86	$133	$(63)
	Deposits (2)	31,816	31,816	–	–	n/a	n/a	(775)
		$34,419	$34,419	$–	$–	$86	$133	$(838)
	Fair value hedges
	Interest rate risk
	Interest rate swaps	$209,012	$60,917	$93,141	$54,954	$73	$1,125	$1,531
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	43,676	15,413	21,510	6,753	1,340	1,440	(73)
	Interest rate swaps	25,689	13,127	9,619	2,943	–	39	326
		$278,377	$89,457	$124,270	$64,650	$1,413	$2,604	$1,784
		$382,641	$145,770	$172,030	$64,841	$2,386	$3,709	$618
2022	Cash flow hedges
	Foreign exchange risk
	Cross-currency interest rate swaps	$16,527	$5,331	$11,196	$–	$467	$1,008	$(618)
	Interest rate risk
	Interest rate swaps	29,660	6,235	23,289	136	–	20	(964)
	Equity share price risk
	Equity swaps	1,413	143	1,270	–	7	38	(255)
		$47,600	$11,709	$35,755	$136	$474	$1,066	$(1,837)
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	$232	$232	$–	$–	$5	$3	$(22)
	Deposits (2)	24,793	24,793	–	–	n/a	n/a	(2,399)
		$25,025	$25,025	$–	$–	$5	$3	$(2,421)
	Fair value hedges
	Interest rate risk
	Interest rate swaps	$226,764	$68,457	$131,337	$26,970	$89	$817	$400
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	50,555	21,330	23,515	5,710	1,335	3,084	(130)
	Interest rate swaps	21,352	9,023	10,125	2,204	–	32	(1,316)
		$298,671	$98,810	$164,977	$34,884	$1,424	$3,933	$(1,046)
		$371,296	$135,544	$200,732	$35,020	$1,903	$5,002	$(5,304)

(1)
For some hedge relationships, we apply a combination of derivatives to hedge the underlying exposures; therefore, the notional amounts of the derivatives generally exceed the carrying amount of the hedged items.

(2)	Notional amount represents the principal amount of deposits as at October 31, 2023 and October 31, 2022.
n/a	Not applicable.

Summary of Average Rate or Price of Hedging Instruments
The following table provides the average rate or price of the hedging derivatives:

As at October 31			Average exchange rate (1)		Average fixed interest rate (1)	Average share price (2)
2023	Cash flow hedges
	Foreign exchange risk
	Cross-currency interest rate swaps	AUD – CAD	0.90		n/a	n/a
		EUR – CAD	1.44		n/a	n/a
		GBP – CAD	1.68		n/a	n/a
	Interest rate risk
	Interest rate swaps		n/a	CAD	3.81%	n/a
			n/a	USD	4.86%	n/a
	Equity share price risk
	Equity swaps		n/a		n/a	$66.46
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	AUD – CAD	0.89		n/a	n/a
		HKD – CAD	0.18		n/a	n/a
	Fair value hedges
	Interest rate risk
	Interest rate swaps		n/a	CAD	3.41%	n/a
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	EUR – CAD	1.46		0.38%	n/a
		CHF – CAD	1.38		n/a	n/a
		USD – CAD	1.34		3.86%	n/a
	Interest rate swaps		n/a	CHF	0.23%	n/a
			n/a	EUR	0.82%	n/a
			n/a	GBP	0.84%	n/a
2022	Cash flow hedges
	Foreign exchange risk
	Cross-currency interest rate swaps	AUD – CAD	0.92		n/a	n/a
		EUR – CAD	1.42		n/a	n/a
		GBP – CAD	1.68		n/a	n/a
	Interest rate risk
	Interest rate swaps		n/a	CAD	2.72%	n/a
			n/a	USD	3.89%	n/a
	Equity share price risk
	Equity swaps		n/a		n/a	$68.23
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	AUD – CAD	0.88		n/a	n/a
		HKD – CAD	0.17		n/a	n/a
	Fair value hedges
	Interest rate risk
	Interest rate swaps		n/a	CAD	2.32%	n/a
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	EUR – CAD	1.48		1.76%	n/a
		CHF – CAD	1.39		n/a	n/a
		USD – CAD	1.28		3.46%	n/a
	Interest rate swaps		n/a	CHF	(0.14)%	n/a
			n/a	EUR	0.01%	n/a
			n/a	GBP	1.02%	n/a

(1)	Includes average foreign exchange rates and interest rates relating to significant hedging relationships.
(2)
On April 7, 2022, CIBC shareholders approved a
two-for-one
share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to the beginning of 2022.

n/a	Not applicable.

Summary of Items Designated as Hedged Items
The following table provides information on designated hedged items:

		Carrying amount of the hedged item		Accumulated amount of fair value hedge adjustments on the hedged item		Gains (losses) on change in fair value used for calculating hedge ineffectiveness
$ millions, as at or for the year ended October 31		Assets	Liabilities	Assets	Liabilities
2023	Cash flow hedges (1)
	Foreign exchange risk
	Deposits	$–	$16,010	n/a	n/a	$(609)
	Interest rate risk
	Loans	38,508	–	n/a	n/a	650
	Equity share price risk
	Share-based payment	–	1,106	n/a	n/a	288
		$38,508	$17,116	n/a	n/a	$329
	NIFO hedges	$34,419	$–	n/a	n/a	$838
	Fair value hedges (2)
	Interest rate risk
	Securities	$58,605	$–	$(3,830)	$–	$(1,655)
	Loans	43,475	–	(683)	–	(297)
	Deposits	–	90,317	–	(3,278)	329
	Subordinated indebtedness	–	4,206	–	(97)	76
	Foreign exchange / interest rate risk
	Deposits	–	21,087	–	(1,447)	(255)
		$102,080	$115,610	$(4,513)	$(4,822)	$(1,802)
2022	Cash flow hedges (1)
	Foreign exchange risk
	Deposits	$–	$9,466	n/a	n/a	$615
	Interest rate risk
	Loans	29,660	–	n/a	n/a	970
	Equity share price risk
	Share-based payment	–	1,314	n/a	n/a	255
		$29,660	$10,780	n/a	n/a	$1,840
	NIFO hedges	$25,025	$–	n/a	n/a	$2,421
	Fair value hedges (2)
	Interest rate risk
	Securities	$47,659	$–	$(3,251)	$–	$(3,583)
	Loans	36,282	–	(1,794)	–	(1,537)
	Deposits	–	112,295	–	(4,655)	4,437
	Subordinated indebtedness	–	5,893	–	(265)	293
	Foreign exchange / interest rate risk
	Deposits	–	27,017	–	(1,581)	1,448
		$83,941	$145,205	$(5,045)	$(6,501)	$1,058

(1)	As at October 31, 2023, the amount remaining in AOCI related to discontinued cash flow hedges was a net loss of $641 million (2022: net loss of $62 million).
(2)
As at October 31, 2023, the accumulated fair value hedge net liability adjustment remaining on the consolidated balance sheet related to discontinued fair value hedges was $159 million (2022: net liability adjustment of $537 million).

n/a	Not applicable.

Summary of Hedge Accounting Gains (Losses) On the Consolidated Statement Of Income And Consolidated Statement Of Comprehensive Income
Hedge accounting gains (losses) in the consolidated statement of comprehensive income

$ millions, for the year ended October 31		Beginning balance of AOCI – hedge reserve (after-tax)	Change in the value of the hedging instrument recognized in OCI (before-tax)	Amount reclassified from accumulated OCI to income (before-tax) (1)	Tax benefit (expense)	Ending balance of AOCI hedge reserve (after-tax)	Hedge ineffectiveness gains (losses) recognized in income
2023	Cash flow hedges
	Foreign exchange risk	$(13)	$609	$(628)	$5	$(27)	$–
	Interest rate risk	(655)	(649)	200	134	(970)	1
	Equity share price risk	6	(288)	240	13	(29)	–
		$(662)	$(328)	$(188)	$152	$(1,026)	$1
	NIFO hedges – foreign exchange risk
	Hedges of net investment in foreign operations	$(2,136)	$(838)	$–	$26	$(2,948)	$–
2022	Cash flow hedges
	Foreign exchange risk	$(7)	$(615)	$607	$2	$(13)	$(3)
	Interest rate risk	68	(963)	(18)	258	(655)	(1)
	Equity share price risk	76	(255)	160	25	6	–
		$137	$(1,833)	$749	$285	$(662)	$(4)
	NIFO hedges – foreign exchange risk
	Hedges of net investment in foreign operations	$154	$(2,421)	$–	$131	$(2,136)	$–

(1)	During the year ended October 31, 2023, the amount reclassified from AOCI to net income for cash flow hedges of forecasted transactions that were no longer expected to occur was nil (2022: nil).

Summary of Hedge Ineffectiveness Gains (Losses) Recognized in Consolidated Statement of Income
Hedge accounting gains (losses) in the consolidated statement of income

$ millions, for the year ended October 31		Gains (losses) on the hedging instruments	Gains (losses) on the hedged items attributable to hedged risk	Hedge ineffectiveness gains (losses) recognized in income
2023	Fair value hedges
	Interest rate risk	$1,531	$(1,547)	$(16)
	Foreign exchange / interest rate risk	253	(255)	(2)
		$1,784	$(1,802)	$(18)
2022	Fair value hedges
	Interest rate risk	$400	$(390)	$10
	Foreign exchange / interest rate risk	(1,446)	1,448	2
		$(1,046)	$1,058	$12